Cover-All Technologies Inc.

55 Lane Road, Suite 300

Fairfield, New Jersey 07004

May 29, 2009

VIA EDGAR & FACSIMILE

Ms. Barbara C. Jacobs

Assistant Director

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4561

Re:	Cover-All Technologies Inc. Registration Statement on Form S-1 Filed December 22, 2008 File No. 333-156397

Dear Ms. Jacobs:

On behalf of Cover-All Technologies Inc., a Delaware corporation (“Cover-All” or the “Company”), we are transmitting responses to your letter of comments dated January 16, 2009, relating to the Company’s Registration Statement on Form S-1 filed December 22, 2008 (the “S-1”). Captions and page references herein correspond to those set forth in Amendment No. 1 to the S-1 (“Amendment No. 1”), a copy of which has been marked with the changes from the original filing of the Registration Statement.

Please note that for your convenience we have recited each of your comments and provided the response to each comment immediately thereafter.

Form S-1

Business

Major Customers, page 29

1.

You disclose that AIGT generated 19% of your revenues in fiscal year 2007, but you do not disclose the name of the customer that generated 25% of your revenues for that fiscal year. Please tell us why. Also, it appears that you have not filed any customer agreements as exhibits. Please tell us if you are substantially dependent upon any contracts with your customers. If you are, such contracts should be filed as exhibits and the material terms of such contracts should be described in the prospectus. See Item 601(b)(10)(ii)(B) of Regulation S-K. Please be sure that you provide a description of any material contracts in your Form 10-K for the fiscal year ended December 31, 2008.

Response: We have updated the disclosure on page 26 to include the major customer information for the fiscal years ended December 31, 2008, 2007 and 2006, and have

Ms. Barbara C. Jacobs May 29, 2009 Page 2

disclosed that the customer that generated 25% of our revenues for fiscal year 2007 is a unit of American International Group, Inc. While we depend on existing major customers, we are not substantially dependent on any particular contract with any major customer.

Executive Compensation, page 32

2.	Please update your executive compensation disclosure to address compensation paid to your named executive officers for fiscal year 2008.

Response: We have updated our executive compensation disclosure on pages 29 to 35 to cover the fiscal year ended December 31, 2008.

Selling Stockholders, page 44

3.

We note your disclosure in footnotes 3 and 4 that Mr. Cleveland is the President and Chief Executive Officer of the entity that is the investment manager of both Global Special Opportunities Trust PLC and Renaissance US Growth Investment Trust PLC. If Mr. Cleveland has sole or shared voting and/or dispositive power over the shares being registered for resale by these selling shareholders, please so state in footnotes 3 and 4. If he does not have such powers or shares such powers, please identify the natural person or persons that exercise such powers for each of the selling shareholders.

Response: We have revised the disclosure in footnotes 1 and 3 in Selling Stockholders on page 40 to address the voting and/or dispositive power over the shares being registered for resale by Global Special Opportunities Trust PLC and Renaissance US Growth Investment Trust PLC.

4.

Please tell us whether Global Special Opportunities Trust PLC and Renaissance US Growth Investment Trust PLC are affiliates of any broker-dealers. If they are, expand the prospectus to indicate whether these selling shareholders acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

Response: Global Special Opportunities Trust PLC and Renaissance US Growth Investment Trust PLC have each advised us that they are not affiliates of any broker-dealers.

Ms. Barbara C. Jacobs May 29, 2009 Page 3

Incorporation of Certain Information by Reference, page 50

5.	Please revise this section to incorporate by reference the Current Report on Form 8-K filed on March 27, 2008.

Response: We have updated this section on page 44 to incorporate by reference the reports we filed with the SEC pursuant to Section 13(a) or 15(d) of the Exchange Act since January 1, 2009 and as a result did not incorporate by reference any report filed with SEC before that date.

Part II

Item 15. Recent Sales of Unregistered Securities, page 54

6.

For the March 2007 issuance of common stock identified as exempt from registration in reliance on Section 4(2) of the Securities Act, you should disclose the facts supporting your conclusion that the transaction qualified for such exemption. See Item 701(d) of Regulation S-K. In this regard, please state whether the purchasers were accredited or sophisticated with access to information about the company.

Response: We have revised the disclosure on page 48 to provide the facts supporting our conclusion that the March 2007 issuance of common stock qualified for exemption from registration in reliance on Section 4(2) of the Securities Act.

Item 17. Undertakings, page 55

7.	It does not appear as though Item 512(i) of Regulation S-K is applicable to this transaction. Please advise.

Response: We have revised our undertakings in Item 17 on pages 49 and 50 to eliminate the undertakings required by Item 512(i) of Regulation S-K.

* * *

Ms. Barbara C. Jacobs May 29, 2009 Page 4

Please call the undersigned at (973) 461-5190 or David E. Weiss of DLA Piper LLP (US) at (212) 335-4957 if you have any questions or require further information. Please advise us if we can further assist you in the review of the above-referenced document.

Very truly yours,

/s/ Ann F. Massey

Ann F. Massey

Chief Financial Officer

cc:	John W. Roblin, Chairman and Chief Executive Officer
David E. Weiss, Esq.